FINANCIAL RISK MANAGEMENT - Capital management (Details) - Capital management	12 Months Ended
Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Dividend policy on payments, minimum percentage of prior year equity free cash flow after licenses	50.00%
Top of range
Disclosure of risk management strategy related to hedge accounting [line items]
Required net debt to adjusted EBITDA	2.4